Offerings - Offering: 1	Apr. 20, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share ("common stock")
Amount Registered | shares	51,636,945
Maximum Aggregate Offering Price	$ 1,877,570,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-271561
Carry Forward Initial Effective Date	May 01, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 243,708.59
Offering Note	1.a. All the shares of common stock being registered hereby are offered for the account of the Selling Stockholder. 1.b. Aflac Incorporated originally registered 52,300,000 shares of common stock on behalf of the Selling Stockholder pursuant to the Registration Statement on Form S-3 (File No. 333-237969) filed on May 1, 2020, and paid $243,708.59 (representing the full amount for the shares, which will continue to be applied to unsold securities). The filing fee previously paid for such shares of common stock were subsequently carried forward pursuant to the Registration Statement on Form S-3 (File No. 333-271561) filed on May 1, 2023. Of the originally registered 52,300,000 shares of common stock, 51,636,945 shares of common stock remain unsold and are being registered hereby.